Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net premium income	$ 24,012	$ 28,210
Net investment income (loss)	4,532	19,367
Other revenue	10,428	10,746
Total revenue	38,972	58,323
Net benefits and claims	15,934	39,301
Interest expense	1,275	1,139
Other expenses	16,244	15,382
Total contract benefits and expenses	33,453	55,822
Income (loss) before income taxes	5,519	2,501
Income tax recovery (expense)	(632)	(239)
Net income (loss)	4,887	2,262
Non-controlling interests	214	194
Participating policyholders	(127)	(36)
Net income (loss) attributed to shareholders	4,800	2,104
Total assets	750,271	729,533
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	30,352	24,355
Net benefits and claims	23,137	33,360
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	(6,340)	3,855
Net benefits and claims	(7,203)	5,941
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	18,113	15,713
Net investment income (loss)	278	4,044
Other revenue	1,296	933
Total revenue	19,687	20,690
Net benefits and claims	12,861	13,770
Interest expense	187	164
Other expenses	4,749	4,360
Total contract benefits and expenses	17,797	18,294
Income (loss) before income taxes	1,890	2,396
Income tax recovery (expense)	(355)	(405)
Net income (loss)	1,535	1,991
Non-controlling interests	208	187
Participating policyholders	(360)	(30)
Net income (loss) attributed to shareholders	1,687	1,834
Total assets	112,327	96,354
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	14,938	13,145
Net benefits and claims	10,875	11,881
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	3,175	2,568
Net benefits and claims	1,986	1,889
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	9,427	4,765
Net investment income (loss)	2,764	4,560
Other revenue	1,446	1,862
Total revenue	13,637	11,187
Net benefits and claims	8,562	7,422
Interest expense	447	307
Other expenses	3,063	3,069
Total contract benefits and expenses	12,072	10,798
Income (loss) before income taxes	1,565	389
Income tax recovery (expense)	(321)	159
Net income (loss)	1,244	548
Participating policyholders	233	(6)
Net income (loss) attributed to shareholders	1,011	554
Total assets	214,101	217,813
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	8,975	4,322
Net benefits and claims	8,044	5,018
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	452	443
Net benefits and claims	518	2,404
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	(3,626)	7,622
Net investment income (loss)	1,723	10,657
Other revenue	2,542	3,039
Total revenue	639	21,318
Net benefits and claims	(5,529)	17,767
Interest expense	56	36
Other expenses	3,428	3,374
Total contract benefits and expenses	(2,045)	21,177
Income (loss) before income taxes	2,684	141
Income tax recovery (expense)	(352)	(1,342)
Net income (loss)	2,332	(1,201)
Net income (loss) attributed to shareholders	2,332	(1,201)
Total assets	272,228	263,523
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	6,341	6,778
Net benefits and claims	4,255	16,193
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	(9,967)	844
Net benefits and claims	(9,784)	1,574
Operating segments [Member] | Global wealth and asset management [member]
Disclosure of operating segments [line items]
Net investment income (loss)	(8)	42
Other revenue	5,472	5,158
Total revenue	5,464	5,200
Net benefits and claims	77	74
Interest expense	2	1
Other expenses	4,322	4,193
Total contract benefits and expenses	4,401	4,268
Income (loss) before income taxes	1,063	932
Income tax recovery (expense)	(108)	146
Net income (loss)	955	1,078
Net income (loss) attributed to shareholders	955	1,078
Total assets	130,379	131,779
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net benefits and claims	77	74
Corporate and other [member]
Disclosure of operating segments [line items]
Net premium income	98	110
Net investment income (loss)	(225)	64
Other revenue	(328)	(246)
Total revenue	(455)	(72)
Net benefits and claims	(37)	268
Interest expense	583	631
Other expenses	682	386
Total contract benefits and expenses	1,228	1,285
Income (loss) before income taxes	(1,683)	(1,357)
Income tax recovery (expense)	504	1,203
Net income (loss)	(1,179)	(154)
Non-controlling interests	6	7
Net income (loss) attributed to shareholders	(1,185)	(161)
Total assets	21,236	20,064
Corporate and other [member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	98	110
Net benefits and claims	$ (37)	$ 268